25. Long-term incentive plan (Details 2)	12 Months Ended
Dec. 31, 2020
Excercise Price R$8.84 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Date of grant	Plan 2011-2013-1st Grant
Volatility	51.73%
Expected useful life of the option	6 years
Annual interest rate without risk	11.94%
Excercise Price R$8.96 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Date of grant	Plan 2011-2013 - 2nd Grant
Volatility	50.46%
Expected useful life of the option	6 years
Annual interest rate without risk	8.89%
Excercise Price R$8.13 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Date of grant	Plan 2011-2013 - 3rd Grant
Volatility	48.45%
Expected useful life of the option	6 years
Annual interest rate without risk	10.66%
Excercise Price R$13.42 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Date of grant	Plan 2014-2016-1st Grant
Volatility	44.60%
Expected useful life of the option	6 years
Annual interest rate without risk	10.66%
Excercise Price R$8.45 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Date of grant	Plan 2014-2016 - 2nd Grant
Volatility	35.50%
Expected useful life of the option	6 years
Annual interest rate without risk	16.10%
Excercise Price R$8.10 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Date of grant	Plan 2014-2016 - 3rd Grant
Volatility	36.70%
Expected useful life of the option	6 years
Annual interest rate without risk	11.73%